SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Impairment of intangible assets with finite life
Intangible asset impairment loss	$ 0	$ 2,034,791	$ 0
Comprehensive loss
Other comprehensive loss, tax	$ 0	$ 0	$ 0
User base
Acquired intangible assets
Amortization years	2 years
Operating system
Acquired intangible assets
Amortization years	3 years
Customer relationship
Acquired intangible assets
Amortization years	2 years
Minimum | Trade name/domain name
Acquired intangible assets
Amortization years	2 years
Maximum | Trade name/domain name
Acquired intangible assets
Amortization years	10 years
Computer and software | Minimum
Property and equipment, net
Estimated useful lives	4 years
Computer and software | Maximum
Property and equipment, net
Estimated useful lives	5 years
Furniture and fixtures
Property and equipment, net
Estimated useful lives	5 years